Intangible assets (Details 2) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
CGU - Chemicals South
Disclosure of detailed information about intangible assets [line items]
+0.5% on discount rate	R$ 9,099,954
-0.5% on perpetuity	9,249,202
Operating segment - Polyolefins
Disclosure of detailed information about intangible assets [line items]
+0.5% on discount rate	20,455,434
-0.5% on perpetuity	20,798,767
Operating segment - Vinyls
Disclosure of detailed information about intangible assets [line items]
+0.5% on discount rate	4,351,801
-0.5% on perpetuity	R$ 4,424,347